Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Depreciation on Other Assets Estimated Useful Lives
Depreciation on other assets is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

•	Computers – 3 years

•	Plant and equipment – 3-5 years

•	Furniture – 3-5 years

Summary of reconciliation of lease commitments to lease liabilities recognised
Reconciliation of lease commitments as at June 30, 2019 to lease liabilities recognised as at July 1, 2019 is as follows:

2019 A$
Operating lease commitments disclosed as at June 30, 2019	263,565
Less: Effect of discounting using the lessee’s incremental borrowing rate at the date of initial application	(10,359)
Less: Short-term leases recognised on a straight-line basis as expense	(43,698)
Add: New lease agreements agreed with third parties as at July 1, 2019 and discounted under AASB 16 (IFRS 16)	126,582

Lease liability recognised under AASB 16 as at July 1, 2019	336,090

Of which are:
Current lease liabilities	125,408
Non-current lease liabilities	210,682

336,090

Disclosure of quantitative information about right-of-use assets
Right-of
use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognised in the balance sheet as at June 30, 2019.

2019 A$
Initial value of ROU asset recognised as at July 1, 2019	336,090
Less: lease incentives	(12,215)

Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	323,875